Servicing Activities and Mortgage Servicing Rights Rollforward (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 03, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Mortgage Servicing Rights Rollforward:
Servicing Asset at Amortized Cost		$ 506,680	$ 375,859	$ 489,496	$ 573,196
Servicing Asset at Amortized Value Originated Additions		100,426	76,238	56,268
Servicing Asset at Amortized Value Acquired Additions	63,555	65,188	14,445	0
Amortization		(126,803)	(137,433)	(96,022)
Increase in valuation allowance		94,951	(63,508)	(39,455)
Other		(2,941)	(3,379)	(4,491)
Valuation Allowance:
Valuation Allowance for Impairment of Recognized Servicing Assets, Balance		8,012	102,963	39,455	0
Increase in valuation allowance		693	68,206	39,455
Recoveries		$ (95,644)	$ (4,698)	$ 0